INTANGIBLE ASSETS, NET (Details)	9 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization	¥ (29,974,377)				¥ (22,234,024)
Intangible assets, net	36,746,443			$ 5,412,166	36,395,056
Amortization of intangible assets	7,929,021	$ 1,167,819	¥ 5,069,342
Trademark [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	6,980,513				4,653,340
Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	¥ 59,740,307				¥ 53,975,740